3 - Investment Securities: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Amortized Cost Basis	$ 197,900,453	$ 168,843,453
Available-for-sale Securities, Gross Unrealized Gain	7,619,194	3,450,979
Available-for-sale Securities, Gross Unrealized Loss	(951,616)	(5,103,788)
Available-for-sale Securities, Estimated Fair Value	204,568,031	167,190,644
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	187,508,758	168,713,137
Available-for-sale Securities, Gross Unrealized Gain	7,027,704	3,190,182
Available-for-sale Securities, Gross Unrealized Loss	(935,219)	(5,103,788)
Available-for-sale Securities, Estimated Fair Value	193,601,243	166,799,531
Mutual funds
Available-for-sale Securities, Amortized Cost Basis	10,261,379
Available-for-sale Securities, Gross Unrealized Gain	263,971
Available-for-sale Securities, Gross Unrealized Loss	(16,397)
Available-for-sale Securities, Estimated Fair Value	10,508,953
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	327,519	260,797
Available-for-sale Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Estimated Fair Value	$ 457,835	$ 391,113